CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 1,137	$ 659	$ 255	$ 597
Adjustments for the following non-cash items:
Depreciation	286	275	582	565
Unrealized financial instruments gain	29	20	84	3
Share of earnings (loss) from equity-accounted investments	(1)	1	1	(1)
Deferred income tax (recovery) expense	41	(2)	41	(19)
Other non-cash items	7	5	(5)	55
Remeasurement of BEPC exchangeable shares and class B shares	(1,080)	(694)	(171)	(788)
Dividends received from equity-accounted investments	2	1	2	1
Cash flows from operations before changes in working capital	421	265	789	413
Changes in due to or from related parties	11	37	15	61
Net change in working capital balances	(109)	(407)	(229)	(287)
Cash flows from (used in) operating activities	323	(105)	575	187
Financing activities
Proceeds from non-recourse borrowings	1,652	782	2,333	1,085
Repayment of non-recourse borrowings	(1,008)	(327)	(1,670)	(624)
Repayment of lease liabilities	(4)	(5)	(7)	(12)
Capital contributions from non-controlling interests	135	11	196	38
Distributions paid:
To participating non-controlling interests	(642)	(154)	(807)	(290)
Related party borrowings, net	(165)	115	9	168
Cash flows (used in) from financing activities	(32)	422	54	365
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	0	(12)	0	(12)
Investment in property, plant and equipment	(246)	(166)	(414)	(405)
Proceeds from disposal of assets	88	0	88	0
Restricted cash and other	(102)	(34)	(125)	(72)
Cash flows (used in) investing activities	(260)	(212)	(451)	(489)
Foreign exchange gain (loss) on cash	(18)	4	(17)	(6)
Cash and cash equivalents
Increase	13	109	161	57
Balance, beginning of period	558	298	410	355
Balance, end of period	571	396	571	396
Supplemental cash flow information:
Net change in cash classified within assets held for sale	0	(11)	0	(16)
Interest paid	237	202	448	407
Interest received	6	2	11	7
Income taxes paid	$ 27	$ 16	$ 33	$ 23